Risk Management - Capital Management under Insurance Institution Solvency Regulations (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021 [1]
Disclosure of computation of solvency ratio from actual capital and minimum capital [abstract]
Core capital	¥ 699,688	¥ 1,020,756
Actual capital	1,007,601	1,055,768
Minimum capital	¥ 487,290	¥ 402,341
Core solvency ratio	144.00%	254.00%
Comprehensive solvency ratio	207.00%	262.00%

[1]	Calculated in accordance with Insurance Institution Solvency Regulations (No.1 - No.17) (No. 22 [2015]), Notice on Matters Concerning the Formal Implementation of China’s Risk-Oriented Solvency System (No. 10 [2016]) issued by China Insurance Regulatory Commission.